Loans and Leases Held for Investment, Net Concentration of Credit Risk, Five Highes Concentration Percentages by State (Detail)	12 Months Ended
Dec. 31, 2011
California
Concentration Risk [Line Items]
Percentage of United States Population	12.00%
FLORIDA
Concentration Risk [Line Items]
Percentage of United States Population	6.00%
Texas
Concentration Risk [Line Items]
Percentage of United States Population	8.00%
New York
Concentration Risk [Line Items]
Percentage of United States Population	6.00%
New Jersey
Concentration Risk [Line Items]
Percentage of United States Population	3.00%
North Carolina
Concentration Risk [Line Items]
Percentage of United States Population	3.00%
Washington
Concentration Risk [Line Items]
Percentage of United States Population	2.00%
Illinois
Concentration Risk [Line Items]
Percentage of United States Population	4.00%
Georgia
Concentration Risk [Line Items]
Percentage of United States Population	3.00%
Residential Mortgage | California
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	18.00%
Residential Mortgage | FLORIDA
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	13.00%
Residential Mortgage | Texas
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	10.00%
Residential Mortgage | New York
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	7.00%
Residential Mortgage | New Jersey
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	5.00%
Commercial and Commercial Real Estate | FLORIDA
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	81.00%
Commercial and Commercial Real Estate | Texas
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	5.00%
Commercial and Commercial Real Estate | North Carolina
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	1.00%
Commercial and Commercial Real Estate | Washington
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	1.00%
Commercial and Commercial Real Estate | Georgia
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	2.00%
Lease financing receivables | California
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	14.00%
Lease financing receivables | FLORIDA
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	8.00%
Lease financing receivables | Texas
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	12.00%
Lease financing receivables | New York
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	7.00%
Lease financing receivables | Illinois
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	7.00%